General accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
General accounting policies
Basis of preparation

Basis of preparation

The Consolidated Financial Statements have been prepared in accordance with UK-adopted International Accounting Standards (IAS) and with the requirements of the Companies Act 2006 as applicable to companies reporting under those standards. The Consolidated Financial Statements also comply fully with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). The Consolidated Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of certain financial assets and liabilities (including derivative instruments). Certain financial and equity instruments have been measured at fair value.

These consolidated financial statements as at and for the year ended 31 December 2022 were authorised for issue on 8 February 2024.

Consolidated financial statements of the Company for the year ended 31 December 2022, were initially authorised for issue on 16 March 2023, and included in the Company’s annual report on Form 20-F filed with the SEC on 4 April 2023. The Company is reissuing its consolidated financial statements for the year ended 31 December 2022 to (a) relabel “cash generated from operating activities” to “cash generated from operations” on the consolidated statements of cash flow; and (b) remove certain non-IFRS measures from Notes A1, A2, A12, C9 and C10 of these Consolidated Financial Statements. None of the adjustments impacted the consolidated balance sheet, consolidated statements of profit or loss and comprehensive income or the consolidated statement of changes in equity.

Climate change

Climate change

The Group has updated its detailed review of expected climate change impacts on the business and its assets and liabilities to establish any adjustments required and what reporting is necessary in its Financial Statements for 2022 under a 1.5-2.0 degree pathway.

This process has been completed to ensure material accuracy of the financial reporting and that disclosure of relevant information complies with the requirements of IAS 1.

The process has involved a detailed review of material revenue segments, all balance sheet line items and each element of the Group’s commitment to reach net zero by 2040, to identify if any of these items is expected to be materially impacted in a negative or positive way by weather, legislative, societal or revenue/cost changes. The conclusions of this process have been reviewed and agreed by the Audit Committee on 8 December 2022.

The conclusion of the review was that, while there will undoubtedly be impacts on the Group, the highly disaggregated nature of the operations of the Group significantly reduces the risk profile to impacts from weather-related changes. The changes necessary to achieve net zero will not have a materially adverse impact on the cash flows of the Group and indeed, warmer climates may present some opportunities. Societal and legislative impacts are not considered to have a material impact on any one segment such that we need to break out reporting in a different way to previous years. Judgements are not considered to be significant, although clearly understanding of climate change is developing with time. The area with the most judgement is goodwill impairment testing and a description is given in Note B2 of the incremental processes undertaken to assess the climate change impact on the valuations. Management review has concluded that there is no material impact and that no further disclosure is required.

Going concern

Going concern

The Directors have prepared Board-approved cash flow forecasts that demonstrate that the Group has sufficient liquidity to meet its obligations as they fall due for the period of at least 12 months from the date of approval of these Financial Statements.

Additionally, the Directors have assessed severe but plausible downside scenarios. The downside scenarios include a revenue decline of 20% against base budget for six months or for 12 months, and a one off ‘shock’ in the form of a cash loss of £200m. All of these scenarios are considerably worse than the actual impact of the COVID-19 pandemic in 2020. Were the Group to need to access additional funds it would be able to manage cash outflows through cost savings, adjusting the level of M&A activity and/or dividends paid, which are all within the Group’s control.

The Directors have therefore concluded that the Group will have sufficient liquidity to continue to meet its liabilities as they fall due for this period and therefore have prepared the Financial Statements on a going concern basis.

Consolidation

Consolidation

(a)Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it (i) has power over the entity; (ii) is exposed or has rights to variable returns from its involvement with the entity; and (iii) has the ability to affect those returns through its power over the entity. The Group reassesses whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of these three elements of control.

The Financial Statements of subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date that control ceases. Inter-company transactions, balances, and gains and losses on transactions between Group companies are eliminated on consolidation. When less than 100% of the issued share capital of a subsidiary is acquired, and the acquisition includes an option to purchase the remaining share capital of the subsidiary, the anticipated acquisition method is applied where judged appropriate to do so. The judgement is based on the risks and rewards associated with the option to purchase, meaning that no non-controlling interest is recognised. A liability is carried on the balance sheet equal to the fair value of the option to purchase. This is revised to the fair value at each reporting date with differences being recorded in equity.

Where the Group ceases to have control of a subsidiary, the assets and liabilities are derecognised along with any related non-controlling interest and other components of equity. Any resulting gain or loss is recognised in the income statement. Any interest retained in the former subsidiary is measured at fair value when control ceases. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Losses applicable to the non-controlling interests in a subsidiary are allocated to the non-controlling interests, which may cause the non-controlling interests to have a deficit balance. Consideration in excess of net identifiable assets acquired in respect of non-controlling interests in existing subsidiary undertakings is taken directly to equity.

(b)Associates

Associates are those entities in which the Group has significant influence over the financial and operating policies, but not control. Significant influence is usually presumed to exist when the Group holds between 20% and 50% of the voting power of another entity.

Associates are accounted for using the equity method and are initially recognised at cost. The Group’s investment includes goodwill identified on acquisition, net of any accumulated impairment losses. The Consolidated Financial Statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an investee.

Gains and losses on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates.

Foreign currency translation

Foreign currency translation

(a)Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The Consolidated Financial Statements are presented in sterling, which is the functional currency of Rentokil Initial plc.

(b)Group companies

The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)assets and liabilities for each balance sheet presented are translated at the closing rate at the date of the balance sheet;
(ii)income and expenses for each income statement are translated at average exchange rates; and
(iii)all resulting exchange differences are recognised as a separate component of equity.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities, and of borrowings and other currency instruments designated as hedges of such investments or deemed to be quasi-equity, are taken to other comprehensive income. When a foreign operation is sold, such exchange differences are recognised in the income statement as part of the gain or loss on sale.

(c)Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, or from the translation of monetary assets and liabilities denominated in foreign currencies at reporting period end exchange rates, are recognised under the appropriate heading in the income statement; except when deferred in equity as qualifying net investment hedges or where certain intra-group loans are determined to be quasi-equity (normally not expected to be repaid).

(d)Financial reporting in hyperinflationary economies

With effect from 1 May 2022 the Group purchased Ecotec Interocéanica S.A., a company which has operations in Argentina and uses the Argentine peso as its functional currency. The Argentinian economy was designated as hyperinflationary from July 2018. As a result, application of IAS 29 Financial Reporting in Hyperinflationary Economies has been applied for the Argentinian subsidiary, from the date of acquisition.

During 2022, Turkey, a country in which the Group has operated for many years, was designated as hyperinflationary. The Group also has operations in Lebanon which remains hyperinflationary.

The IAS 29 rules are applied as follows:

(i)	adjustment of the income statement at the end of the reporting period using the change in general price index;
(ii)	adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date; and
(iii)	adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.

Consumer Price Indices have been used for the relevant hyperinflationary adjustments. The indices used for these adjustments are as follows:

Country	Index at 1 January 2022		Index at 31 December 2022
Argentina	716.94	[1]	1,134.59
Lebanon	921.40		2,045.46
Turkey	686.95		1,128.45

1.Index from effective date of 1 May 2022.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the relevant instrument, and derecognised when it ceases to be a party to such provisions. Note C5 discusses accounting for financial instruments.

Financial assets

Financial assets

The Group classifies its financial assets depending on the purpose for which the financial assets were acquired. At initial recognition the Group carries out a solely payment of principal and interest (SPPI) test and a business model test to establish the classification and measurement of its financial assets. Financial assets are classified in the following categories:

(a)Amortised cost

Financial assets under this classification are non-derivative financial assets held to collect the contractual cash flows until maturity and the cash flows are SPPI. Assets measured at amortised cost include trade and other receivables, cash and cash equivalents (excluding money market funds which are classified as fair value through profit and loss) and other investments.

(b)Fair value through other comprehensive income (FVTOCI)

These are non-derivative financial assets which can be for sale with cash flows that are SPPI. These assets are measured at fair value and changes to market values are recognised in other comprehensive income. The Group has no assets classified under this category.

(c)Fair value through profit and loss (FVTPL)

Financial assets under this classification are assets that cannot be classified in any of the other categories. These assets are measured at fair value and changes to market values are recognised in profit and loss.

Financial liabilities

Financial liabilities

All financial liabilities are stated at amortised cost using the effective interest rate method except for derivatives, which are classified as held for trading (except where they qualify for hedge accounting) and are held at fair value.

Financial liabilities held at amortised cost include trade payables, deferred consideration and borrowings.

Revenue recognition

Revenue recognition

Revenue represents the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled. All revenue is considered revenue from contracts with customers as defined by IFRS 15, including job work and sales of goods. Under IFRS 15, revenue is recognised when a customer obtains control of goods or services in line with identifiable performance obligations. In the majority of cases the Group considers that the contracts it enters into are contracts for bundled services which are accounted for as a single performance obligation. Accordingly the majority of revenue across the Group is recognised on an output basis evenly over the course of the contract because the customer simultaneously receives and consumes the benefits provided by the Group’s performance as it performs. Job work is short-term contract revenue whereby the period of service is typically less than one month in duration. The performance obligations linked to this revenue type are individual to each job due to their nature, with revenue being recognised at a point in time on completion. Where consumables are supplied separately from the service contract, revenue is recognised at the point the goods transfer.

The transaction price reported for all contracts is the price agreed in the contract and there are no material elements of variable consideration, financing component or non-cash consideration. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations because the Group has a right to consideration from customers in an amount that corresponds directly with the value to the customer of the performance obligations completed to date.

Disaggregation of revenue into region, category and major type of revenue stream is shown below under segmental reporting.

Performance obligations

Revenue recognised over time — contract service revenue

These are mainly full-service contracts, inclusive of equipment, maintenance and consumables as required. The inclusive service is treated as a single performance obligation.

●	Pest Control: the Group offers a range of services with the most common being general pest maintenance contracts. Under this type of contract the Group promises to provide a pest control service for the duration of the contract. In order to fulfil this promise, equipment is supplied (such as bait boxes) and a technician maintains and monitors the equipment at a set number of visits per year, plus any additional call-outs as required; so there is a stand-ready element to the service as well as an ongoing service. The Group considers that this type of contract is a bundled service as the goods and services are not distinct in the context of the contract; equipment is not supplied without the service.

The Group offers certain termite contracts across a limited number of countries (including North America) where there is a single performance obligation. In these contracts revenue is recognised as the performance obligation is satisfied, which is generally over a short time period of a few days. These contracts include assurance warranties that last for a period of 12 months from the date of service, but the warranty is not considered to be a performance obligation under IFRS 15. These contracts are annual contracts and are therefore recognised as contract service revenue. Some smaller acquired businesses have legacy termite contract terms that do offer service warranties, resulting in a spread of revenues over the contractual year. All new customer contracts for termite treatments have been aligned across North America for all brands from January 2023 resulting in a singular accounting treatment going forward.

●	Hygiene & Wellbeing: the Group offers a similar type of service to Pest Control, providing washroom equipment, consumables and a technician to service the washroom. This type of contract will include a set number of visits. Dispensers are replenished by the technician. Management considers that the supply of goods and services are not distinct in the context of the contract. Dispensers and other equipment would not be supplied without providing the full service; the equipment is controlled by the Group and ownership does not transfer to the customer. Also included are contracts relating to interior landscaping, specifically the supply and maintenance of interior plants. Maintenance is only offered for plants that were supplied by the Group and therefore the services are not distinct in the context of the contract. The assets are positioned and situated by our technicians and the customer is not permitted to relocate them. At the end of the contract any assets on the customer’s site are recovered.
●	France Workwear: the main type of contract is for supply and laundering of garments for commercial organisations. Supply and laundry are not offered separately, therefore management considers the services not to be distinct in the context of the contract. The service is treated as a bundle and a single performance obligation. Any equipment remains under ownership and control of the Group.

Revenue recognised at a point in time — job work

These services are short term in nature and only an immaterial amount would straddle an accounting period end. There is usually only one performance obligation with revenue recognised at the point of completion of the work.

●	Pest Control: an example of this type of revenue in the Pest Control category is bird-proofing which is a one-off installation that, depending on the size of the site, may take between a few days and several weeks to complete. There is a single performance obligation (to install bird-proofing) and the customer is billed, and revenue recognised, at the end of the job.
●	Hygiene & Wellbeing: this type of revenue is generated, for example, by our Specialist Hygiene team which performs specialist cleaning services such as graffiti removal, deep cleaning of kitchens and washrooms, trauma cleaning, flood or fire damage cleaning, and specialist deep cleaning services. These are usually short-term jobs (less than one week) and usually there is a single performance obligation with revenue recognised on completion of the job.

Revenue recognised at a point in time — sale of goods

Sale of products and consumables relates mainly to the pest distribution businesses which sell pest control products to retailers and the pest control industry. In the Hygiene & Wellbeing business there are some sales of consumables to customers. In all cases, revenue is recognised at the point in time that ownership transfers to the customer.

The Group does not consider that any judgements were made that would have a significant impact on the amount or timing of revenue recognised. The contracts in the business where revenue is recognised over time are repetitive and are based on short cycles that repeat many times per year. Therefore, if revenue had been considered to be recognised at a point in time rather than over time, the in-year impact would be immaterial.

The Group makes a charge against revenue for credit notes not yet issued at the balance sheet date. Due to prolonged government lockdowns in the year ended 31 December 2020 where customer sites could not be accessed, the charge for credit notes related to the UK (which makes up a significant part of the Group credit note charge) increased significantly. This charge was estimated using data on incomplete service visits and credit notes already issued in the year. The range of estimation uncertainty affecting the reported UK & Ireland revenue of £288m was estimated to be between £(1)m and £5m. As the pandemic subsided during 2021 and lockdowns in the UK were lifted, the estimate of the level of credit notes required became more certain, which affected the amount of revenue recognised in 2021. By the end of 2022 credit note provisions had no material impact on revenue recognised.

Contract costs

Contract costs

Contract costs are mainly incremental costs of obtaining contracts (primarily sales commissions directly related to contracts obtained), and to a lesser extent costs to fulfil contracts which are not within the scope of other standards (mainly incremental costs of putting resources in place to fulfil contracts).

It is anticipated that these costs are recoverable over the life of the contract to which they relate. Accordingly, the Group capitalises them as contract costs and amortises them over the expected life of the contracts. Management takes a portfolio approach to recognising contract costs, and the expected length of contracts across the Group and associated amortisation periods are between three and seven years.

The contract costs recognised in the balance sheet at the period end amounted to £182m (2021: £75m; 2020: £68m). The amount of amortisation recognised in the period was £39m (2021: £30m; 2020: £28m) and impairment losses were £nil (2021: £nil; 2020: £nil).

Applying the practical expedient in paragraph 94 of IFRS 15, the Group recognises the incremental costs of obtaining contracts as an expense when incurred if the amortisation period of the assets that the Group otherwise would have recognised is one year or less.

Contract liabilities

Contract liabilities

Contract liabilities relate to advance consideration received from customers where the performance obligations have yet to be satisfied. All opening balances have subsequently been satisfied in the year. In most business categories where revenue is recognised over time, customers are invoiced in advance or simultaneously with performance obligations being satisfied.

Segment reporting

Segment reporting

Segmental information has been presented in accordance with IFRS 8 Operating Segments. The Group’s operating segments are regions and this reflects the internal management reporting structures and the way information is reviewed by the chief operating decision maker (the Chief Executive). Each region is headed by a Regional Managing Director who reports directly to the Chief Executive and is a member of the Group’s Executive Leadership Team responsible for the review of Group performance. The businesses within each operating segment operate in a number of different countries and sell services across three business segments.

Up to the end of 2021 the Group operated three business segments: Pest Control, Hygiene and Protect & Enhance. In response to the rising importance of hygiene and wellbeing services, Rentokil Initial reorganised its business segments, primarily expanding the former Hygiene segment to become Hygiene & Wellbeing and allocating the businesses in its former Protect & Enhance segment, effective from 1 January 2022. The Protect & Enhance segment had included five businesses: Ambius, Property Care, Dental Services, Cleanroom Services and Workwear (France). The Ambius, Dental Services and Cleanroom Services businesses have been added to the enlarged segment, now called Hygiene & Wellbeing, the Property Care business has been added to the Pest Control segment, and Workwear (France) has been left as a standalone segment. At the same time, changes were made to the regional structure, designed to provide clearer geographic links and align growth strategies, as follows:

●	North America: Puerto Rico joined the Latin America (LATAM) region
●	Europe: Includes Nordics (Norway, Sweden, Finland, Denmark and Poland), previously in UK & Rest of World region. Also continues to include LATAM[1] which has been expanded to include Caribbean (formerly in UK & Rest of World) and Puerto Rico (formerly in North America)
●	UK & Sub-Saharan Africa: No change to UK, Ireland & Baltics. Sub-Saharan Africa remained in this region. Other Rest of World countries (MENAT and Caribbean) moved to other regions
●	Asia & MENAT: Enlarged region includes Asia and MENAT countries
●	Pacific: No change

Earnings per share

Basic earnings per share is calculated by dividing the profit after tax attributable to equity holders of the Company by the weighted average number of shares in issue during the year, excluding those held in the Rentokil Initial Employee Share Trust (see note at the bottom of the Consolidated Statement of Changes in Equity) which are treated as cancelled, and including share options for which all conditions have been met.

For diluted earnings per share, the weighted average number of ordinary shares in issue is adjusted to include all potential dilutive ordinary shares. The Group’s potentially dilutive ordinary shares relate to the contingent issuable shares under the Group’s long-term incentive plans (LTIPs) to the extent that the performance conditions have been met at the end of the period. These share options are issued for nil consideration to employees if performance conditions are met.

Trade and other receivables

The Group’s trade receivables are recognised at the transaction price less provision for impairment. They are generally due for settlement within 30 days and are therefore all classified as current. The amount of the provision for impairment is recognised in the income statement and movements on provisions for impaired trade receivables are recognised within operating expenses in the income statement. Amounts are generally charged to the provision for impairment of trade receivables when there is no expectation of recovering additional cash.

Expected credit loss (ECL) calculations are performed quarterly and are used to calculate the provision. ECL calculations are a probability weighted estimate of credit losses and are performed at country level. The Group applies the simplified method of applying lifetime ECLs to trade receivables using an allowance matrix to measure the ECLs of trade receivables from its customers, which comprise customer portfolios across several countries. Credit risk factors that are considered as part of ECL calculations may include, but are not limited to: payment history, customer size, customer type (national/residential/commercial/government), age of debt, industry strength, economy, environmental factors such as climate change and product or service provided.

There is limited concentration of credit risk with respect to trade receivables due to the Group’s customer base being large and diverse. The amount of credit risk with respect to customers is represented by the carrying amount on the balance sheet. The Group policy is that credit facilities for new customers are approved by designated managers at regional level. Credit limits are set with reference to trading history and reports from credit rating agencies where they are available. Where this is not feasible the Group may request payment in advance of work being carried out, or settlement by credit card on completion of the work. There are no trade receivables that would otherwise be past due or impaired whose terms have been renegotiated.

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises design costs, raw materials, direct labour, other direct costs and related production overheads (based on normal operating capacity). It excludes borrowing costs. Net realisable value is the estimated selling price less applicable variable selling expenses.

Provisions for liabilities and charges

The Group has provisions for termite damage claims, self-insurance, environmental and other. Provisions are recognised when the Group has a present obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount is capable of being reliably estimated. If such an obligation is not capable of being reliably estimated it is classified as a contingent liability (Note D3).

Employee benefit expense

Profit-sharing and bonus plans

The Group recognises a liability and an expense for bonuses and profit-sharing, based on calculations of achievements of financial performance targets and the best estimate of the obligation to employees related to personal performance criteria being achieved. A liability is recognised where a contractual obligation exists or where past practice indicates that there is a constructive obligation to make such payments in the future.

Holiday pay

Paid holidays are regarded as an employee benefit and as such are charged to the income statement as the benefits are earned. An accrual is made at the balance sheet date to reflect the fair value of holidays earned but not yet taken.

Termination benefits

Termination benefits are payable when an employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognises termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy. Benefits falling due more than 12 months after the balance sheet date are discounted to present value where the effect of discounting is material.

Defined benefit pension plans

A defined benefit pension plan is a plan that defines the amount of future pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as years of service, compensation and age.

The asset or liability recognised in the balance sheet in respect of defined benefit pension plans is the fair value of plan assets less the present value of the defined benefit obligation at the balance sheet date. The Group determines the net interest on the net defined benefit asset for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit asset. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that have a credit rating of at least AA, are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability. The Group will recognise a pension surplus as an asset where there is an unconditional right to a refund or where the Group has a right to reduce future pension contributions, taking into account the adverse effect of any minimum funding requirements.

Current and past service costs, to the extent they have vested, and curtailments are recognised as charges or credits against operating profit in the income statement. Interest income on the net defined benefit asset is recognised in finance income. Remeasurement gains and losses arising from experience adjustments, return on plan assets and changes in actuarial assumptions are charged or credited to the Consolidated Statement of Comprehensive Income.

Defined contribution pension plans

A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity.

The Group pays contributions to publicly or privately administered pension plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognised as an employee benefit expense when they are due. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in the future payments is available.

Share-based compensation

Share-based compensation

The Group operates one equity-settled share-based long-term incentive plan (LTIP). The economic cost of awarding shares and share options to employees is recognised as an expense in the income statement, equivalent to the fair value of the benefit awarded. The fair value is determined by reference to option pricing models, principally Monte Carlo and adjusted Black-Scholes models. The charge is recognised in the income statement over the vesting period of the award. At each balance sheet date, the Group revises its estimate of the number of shares that vest or options that are expected to become exercisable. Any revision to the original estimates is reflected in the income statement with a corresponding adjustment to equity immediately to the extent it relates to past service, and the remainder over the rest of the vesting period.

Income tax

The income tax expense for the period comprises both current and deferred tax. Current tax expense represents the amount payable on this year’s taxable profits and any adjustment relating to prior years. Taxable profits differ from accounting profits as some items of income or expenditure are not taxable or deductible, or may be taxable or deductible in a different accounting period. The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries and associates operate and generate taxable income.

Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences between accounting and tax bases. Deferred tax is determined using tax rates that are expected to apply when the timing difference reverses based on tax rates which are enacted or substantively enacted at the balance sheet date. Tax is recognised in the income statement, except to the extent that it relates to items recognised in other comprehensive income or equity. In this case the tax is also recognised in other comprehensive income or equity as appropriate.

Tax liabilities are classified as current liabilities unless there is a right to defer the payment of the liability for at least one year after the balance sheet date. As at 31 December 2022 all the Group’s tax liabilities have been classified as current as there is no legally enforceable right to defer payment for more than 12 months.

Current tax assets and liabilities are offset only when there is a legally enforceable right to set off the asset and liability, and there is an intention to either settle on a net basis or to realise the asset and settle the liability simultaneously.

Where required by accounting standards, management establishes provisions for uncertain tax positions on the basis of amounts expected to be paid to the tax authorities. The Group’s current tax liabilities reflect management’s best estimate of the future amounts of corporation tax that will be settled.

The Group is subject to income taxes in numerous jurisdictions. There are various uncertainties relating to the determination of its tax liabilities where the ultimate tax liability cannot be known until a resolution has been reached with the relevant tax authority, or the issue becomes time barred. Issues can take many years to resolve and therefore assumptions on the likely outcome have to be made by management. Each country and tax risk is considered separately when deciding whether it is appropriate to set up an uncertain tax provision. If risks are considered to be linked, the Group will consider the tax treatment in aggregate where appropriate.

This assessment of uncertain tax positions is based on management’s interpretation of relevant tax rules and decided cases, external advice obtained, the statute of limitations and the status of the negotiations and past experience with tax authorities. In evaluating whether a provision is needed it is assumed that tax authorities have full knowledge of the facts and circumstances applicable to each issue.

Tax provisions can be built up over a number of years but in the year of resolution there could be adjustments to these provisions which could have a material positive or negative impact on the tax charge for a particular year. The settlement of a significant issue could also have a material impact on the amount of cash tax payable in any one year. Judgement is required in determining the worldwide provision for income taxes particularly in relation to the pricing of intra-group goods and services as well as debt financing.

The majority of the tax provisions relate to transfer pricing exposures where the Group faces a number of risks in jurisdictions around the world, and is subject to audits by tax authorities in the territories in which it operates. These tax audits have an uncertain outcome and can take several years to resolve, which in some cases may be dependent on litigation. The actual outcome could vary from management’s estimates, but these are updated at each reporting period in the light of the latest available information.

Deferred income tax

Deferred income tax is provided on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities in transactions other than a business combination that at the time of the transactions affect neither the accounting nor taxable profit or loss; and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred income tax is determined using tax rates (and laws) that have been enacted (or substantively enacted) at the balance sheet date, and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax balances are not discounted.

Deferred tax assets and liabilities are offset against each other when the timing differences relate to income taxes levied by the same tax authority on an entity or different entities which are part of a tax consolidation and there would be the intention to settle on a net basis.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilised. The amount of deferred tax assets recognised at each balance sheet date is adjusted to reflect changes in management’s assessment of future taxable profits. In recognising the deferred tax asset in respect of losses, management has estimated the quantum of future taxable profits, applying a risk weighting to future profits to reflect the uncertainties.

Business combinations

All business combinations are accounted for using the purchase method (acquisition accounting) in accordance with IFRS 3 Business Combinations. The cost of a business combination is the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the acquirer. The cost of a business combination is allocated at the acquisition date by recognising the acquiree’s identifiable assets, liabilities and contingent liabilities that satisfy the recognition criteria at their fair values. Any excess of the purchase price over the fair value of the identifiable assets and liabilities is recognised as goodwill. The acquisition date is the date on which the acquirer effectively obtains control of the acquiree.

An intangible asset is recognised if it meets the definition under IAS 38 Intangible Assets. The intangible assets arising on acquisition are goodwill, customer lists and brands. Goodwill represents the synergies, workforce and other benefits expected as a result of combining the respective businesses. Customer lists and brands are recognised at their fair value at the date of acquisition using an income-based approach, which involves the use of assumptions including customer termination rates, profit margins, contributory asset charges and discount rates.

At the date of acquisition, deferred and contingent consideration represents its fair value, with subsequent changes after the measurement period being recognised in the Consolidated Statement of Profit or Loss. Costs directly attributable to business combinations are charged to the income statement as incurred and presented as one-off and adjusting items.

During the year the Group purchased 100% of the share capital or trade and assets of 53 companies and businesses (2021: 52). The total consideration in respect of these acquisitions was £4,369m (2021: £314m) and the cash outflow from current and past period acquisitions net of cash acquired, was £1,018m (2021: £463m).

Disclosures required by IFRS 3 Business Combinations are provided separately for those individual acquisitions that are considered to be material, and in aggregate for individually immaterial acquisitions. An acquisition would generally be considered individually material if the impact on the Group’s revenue and adjusted operating profit measures (on an annualised basis) is greater than 5%, or the impact on goodwill is greater than 10% of the closing balance for the period. The only individually material acquisition in the year was the acquisition of Terminix Global Holdings, Inc. which is discussed below.

Intangible assets	Intangible assets are stated at cost less accumulated amortisation and accumulated impairment losses, where applicable.
Property, plant and equipment

Property, plant and equipment is stated at historic cost less depreciation with the exception of freehold land and assets under construction which are not depreciated. Historic cost includes expenditure that is directly attributable to the acquisition of the items.

Leases

The Group leases land and buildings, vehicles and other equipment. The lease durations vary from lease to lease according to the asset leased and local practices. Some of the Group’s leases have extension and termination options attached to them. Lease extension options and lease termination options are only included in the calculation of the lease liability if there is reasonable certainty that they will be exercised. Judgement is required to determine the level of certainty.

Cash and cash equivalents

Cash and cash equivalents include cash in hand, short-term bank deposits and other short-term highly liquid investments with original maturities of three months or less (and subject to insignificant changes in value). In the cash flow statement, cash and cash equivalents are shown net of bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities on the balance sheet.

Derivative financial instruments

Accounting for derivative financial instruments and hedging activities

Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value at the balance sheet date. The method of recognising the resulting gain or loss depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. At the inception of the transaction the Group documents the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values of hedged items.

Certain financial instruments are not designated or do not qualify for hedge accounting. Typically the Group will not designate financial instruments for hedge accounting where a perfect or near perfect offset is expected between the change in value of assets and liabilities. Changes in the fair value of any derivative instruments in this category are immediately recognised in the income statement. Where financial instruments are designated for hedge accounting they are designated as either fair value hedge, net investment hedge or cash flow hedge. When designating cross-currency swaps, the cost of hedging has been excluded from the relationship and any movement in the fair value related to the cost of hedging is deferred in equity and amortised over the life of the hedged item.

(a) Fair value hedge

These instruments are used to hedge exposure to changes in the fair value of recognised assets or liabilities. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognised in the income statement, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. There were no fair value hedges as at the year end date.

(b) Net investment hedge

These instruments are used to hedge exposure on translation of net investments in foreign operations. Any gain or loss on the hedging instrument related to the effective portion of the hedge is recognised in other comprehensive income; the gain or loss related to the ineffective portion is recognised immediately in the income statement. In the event of disposal of a foreign operation, the gains and losses accumulated in other comprehensive income are recycled through the income statement. All currencies are directly hedged therefore the hedge ratio is considered to be 1:1.

The Group expects that the values of the hedged item and hedging instrument will move in opposite directions in response to movements in the same hedged risk. Where there are sufficient levels of denominated net assets, the critical terms are deemed to match.

(c) Cash flow hedge

These instruments are used to hedge a highly probable forecast transaction, or a change in the cash flows of a recognised asset or liability. The portion of the gain or loss on the hedging instrument relating to the effective portion of the hedge is recognised in other comprehensive income. Any ineffective portion is immediately recognised in the income statement. The gains or losses that are recognised in comprehensive income are transferred to the income statement in the same period in which the hedged cash flows affect the income statement. In the event that the hedged item occurs or is no longer expected to occur, accumulated gains or losses held in the cash flow hedge reserve are immediately recognised in the income statement. In the event that the hedged item is expected to occur but no longer meets the requirements of hedge accounting, accumulated gains or losses remain in other comprehensive income and are only recognised in the income statement when the forecast transaction occurs or is no longer expected to occur. All cash flow hedge relationships are hedges of a foreign currency risk and all currencies were directly hedged, therefore the hedge ratio is considered to be 1:1.

Cash flow hedge accounting has been applied to derivatives (marked as ‘cash flow hedge’ in the table on page F-57) in accordance with IFRS 9. Where no hedge accounting has been applied, related derivatives have been marked as ‘non-hedge’.

The hedged item, a euro bond, creates an exposure to pay interest annually and the principal at maturity. By receiving the same amount at the same dates through a cross-currency swap, this exposure is eliminated. Since the critical terms of the derivative and the hedged debt match (i.e. matching currencies, payment dates and interest rate on the leg of the swap offsetting the bond), the change in value of the derivative, excluding any basis risk, will be considered to completely offset the changes in the hedged cash flow.

Analysis of bank and bond debt

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are classified as current liabilities unless the Group has a continuing right to defer settlement of the liability for at least 12 months after the balance sheet date.

Dividends

Dividend distribution to the Company’s shareholders is recognised as a liability in the Group’s Financial Statements in the period in which the dividends are approved by the Company’s shareholders. Interim dividends are recognised when paid.

Share capital

The Company’s share capital is made up of the shares that have been issued to its members, whether on, or subsequent to, its incorporation. At the year end the Company’s issued share capital consisted of ordinary shares of 1p each, with one voting right per share, as detailed below. The Company does not have a limited amount of authorised capital.